SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2015
Share-based Compensation [Abstract]
Summary Of Stock Options And RSUs Granted
	Year ended December 31, 2015
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	5,699,012	$7.46		$-
Granted	3,094,774	$1.19
Exercised	(125,000)	$1.03
Forfeited or expired	(2,203,004)	$6.78

Outstanding at end of the year	6,465,782	$4.81	4.76	$88

Options exercisable at end of the year	3,199,883	$8.14	4.13	$5

Vested and expected to vest	5,512,842	$5.41	4.66	$64

	Year ended December 31, 2015
	Number of RSUs	Aggregate intrinsic value

Outstanding at beginning of year	654,306
Granted	-
Exercised	(380,998)
Forfeited	(173,859)

Outstanding at end of the year	99,449	$120

Vested and expected to vest	81,691	$99

Summary Of Stock Options And RSUs Granted Separated Into Ranges Of Exercise Price
Exercise price (range)	Options and RSUs outstanding as of December 31, 2015	Weighted average remaining contractual life (years)	Weighted average exercise price	Options and RSUs exercisable as of December 31, 2015	Remaining contractual life (years for exercisable options	Weighted average exercise price
$			$			$

RSUs 0.0	99,449		0.00	-
0.01-2.00	2,899,240	5.34	1.19	83,332	5.34	1.15
2.01-4.00	537,188	4.98	2.61	240,394	4.94	2.87
4.01-6.00	1,090,830	3.67	5.23	1,000,809	3.36	5.27
6.01-8.00	46,500	6.42	6.85	38,179	6.36	6.91
8.01-10.00	970,440	4.70	9.02	915,585	4.59	9.02
10.01-14.29	921,584	4.08	12.43	921,584	4.08	12.43

	6,565,231			3,199,883

Schedule Of Equity-Based Compensation Expense

	Year ended December 31,
	2013	2014	2015

Cost of revenues	$ 181	$ 215	$ 73
Research and development	1,009	1,625	736
Selling and marketing	1,334	674	495
General and administrative	1,298	831	321

Total stock-based compensation expenses *)	$ 3,822	$ 3,345	$ 1,625

*)	Including $ 674, $ 2,086 and $ 822 compensation expenses related to RSUs for the year ended December 31, 2013, 2014 and 2015, respectively